UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:  811-21875

Dividend Income Portfolio
 (Exact Name of registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617) 482-8260
(registrant’s Telephone Number)

October 31
Date of Fiscal Year End

April 30, 2006
Date of Reporting Period

Item 1. Reports to Stockholders

Dividend Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%
Security	Shares	Value
Aerospace & Defense — 2.7%
Honeywell International, Inc.	8,040	$341,700
United Technologies Corp.	4,628	290,685
		$632,385
Beverages — 1.5%
Diageo PLC ADR	5,305	$351,456
		$351,456
Capital Markets — 3.8%
Credit Suisse Group ADR	7,805	$474,466
UBS AG(1)	3,480	406,638
		$881,104
Commercial Banks — 18.1%
Allied Irish Banks PLC ADR	5,697	$273,000
Banco Bilbao Vizcaya Argentaria SA ADR	16,360	360,902
Bank of America Corp.	5,890	294,029
Bank of Nova Scotia(1)	2,695	112,543
BNP Paribas(1)	4,150	391,339
BNP Paribas SA(1)(2)	50	4,557
HBOS PLC(1)	19,867	348,264
HSBC Holdings PLC(1)	20,134	346,288
KBC Groep NV(1)	4,190	485,557
Natexis Banques Populaires(1)	1,475	399,758
Societe Generale(1)	2,565	390,893
TCF Financial Corp.	15,570	418,210
UniCredito Italiano SpA(1)	53,349	401,213
		$4,226,553
Construction Materials — 2.0%
Cemex SA de CV ADR(2)	7,085	$478,379
		$478,379
Consumer Finance — 2.1%
Student Loan Corp. (The)	2,345	$488,346
		$488,346
Diversified Financial Services — 2.2%
Citigroup, Inc.	10,130	$505,993
		$505,993

Security	Shares	Value
Diversified Telecommunication Services — 7.6%
BellSouth Corp.	13,800	$466,164
Deutsche Telekom AG ADR	15,300	275,553
Elisa Oyj(1)	2,720	55,763
Telecom Corp. of New Zealand Ltd.(1)	8,160	29,637
Telefonos de Mexico SA de CV ADR	17,130	376,689
TeliaSonera AB(1)	72,400	447,814
Verizon Communications, Inc.	3,760	124,193
		$1,775,813
Electric Utilities — 5.3%
E.ON AG ADR	12,020	$487,892
Fortum Oyj(1)	3,192	80,406
FPL Group, Inc.	6,670	264,132
Northeast Utilities	2,760	55,614
Scottish and Southern Energy PLC(1)	16,900	345,425
		$1,233,469
Energy Equipment & Services — 1.7%
GlobalSantaFe Corp.(1)	6,340	$388,071
		$388,071
Food Products — 4.1%
Cadbury Schweppes PLC ADR	8,455	$337,862
General Mills, Inc.	5,310	261,995
Nestle SA ADR	4,575	347,838
		$947,695
Hotels, Restaurants & Leisure — 0.0%
Starwood Hotels and Resorts Worldwide, Inc.	200	$11,476
		$11,476
Household Durables — 1.2%
Stanley Works (The)	5,245	$274,051
		$274,051
Household Products — 1.6%
Kimberly-Clark Corp.	1,670	$97,745
Kimberly-Clark de Mexico SA de CV(1)	78,500	276,488
		$374,233

See notes to financial statements

Dividend Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Independent Power Producers & Energy Traders — 1.2%
TXU Corp.	5,890	$292,321
		$292,321
Industrial Conglomerates — 1.1%
General Electric Co.	7,750	$268,072
		$268,072
Insurance — 2.9%
ACE, Ltd.(1)	1,285	$71,369
St. Paul Travelers Cos., Inc. (The)	1,395	61,422
Storebrand ASA(1)	46,015	542,122
		$674,913
Metals & Mining — 3.2%
Anglo American PLC(1)	1,070	$45,619
Fording Canadian Coal Trust(1)	7,090	260,558
Freeport-McMoRan Copper & Gold, Inc., Class B	6,231	402,398
Southern Copper Corp.	400	39,620
		$748,195
Multiline Retail — 2.3%
Saks, Inc.(2)	26,305	$529,783
		$529,783
Multi-Utilities — 4.8%
Consolidated Edison, Inc.	4,317	$186,149
Duke Energy Corp.	15,098	439,654
RWE AG(1)	5,595	484,684
United Utilities PLC ADR	860	21,380
		$1,131,867
Oil, Gas & Consumable Fuels — 14.8%
BP PLC ADR	5,580	$411,358
ConocoPhillips	6,093	407,622
Exxon Mobil Corp.	6,330	399,296
Kinder Morgan, Inc.	4,758	418,799
Neste Oil Oyj(1)	7,628	264,752
Occidental Petroleum Corp.	4,330	444,864
Statoil ASA ADR	13,520	443,186
Total SA(1)	2,920	403,018

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The)	12,535	$274,893
		$3,467,788
Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	15,650	$397,197
GlaxoSmithKline PLC ADR	7,354	418,296
Johnson & Johnson	6,485	380,086
Wyeth	7,925	385,710
		$1,581,289
Real Estate Investment Trusts (REITs) — 1.1%
Host Hotels & Resorts, Inc.	122	$2,564
Simon Property Group, Inc.	3,190	261,197
		$263,761
Real Estate Management & Development — 0.4%
Land Securities Group PLC(1)	2,820	$94,772
		$94,772
Road & Rail — 1.1%
Burlington Northern Santa Fe Corp.	3,370	$268,016
		$268,016
Thrifts & Mortgage Finance — 1.6%
Washington Mutual, Inc.	8,135	$366,563
		$366,563
Tobacco — 1.2%
Altria Group, Inc.	3,745	$273,984
		$273,984
Water Utilities — 0.1%
Severn Trent PLC(1)	1,340	$28,089
		$28,089
Wireless Telecommunication Services — 2.2%
Bouygues SA(1)	9,340	$508,656
		$508,656
Total Common Stocks (identified cost $22,451,728)		$23,067,093

See notes to financial statements

Dividend Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Value
Total Investments — 98.7% (identified cost $22,451,728)	$23,067,093
Other Assets, Less Liabilities — 1.3%	$304,538
Net Assets — 100.0%	$23,371,631

ADR - American Depository Receipt

(1)  Foreign security.

(2)  Non-income producing security.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	68.7%	$15,855,817
France	7.4	1,695,203
United Kingdom	5.2	1,208,458
Norway	2.4	542,122
Germany	2.1	484,684
Belgium	2.1	485,557
Cayman Islands	2.0	459,440
Sweden	1.9	447,814
Switzerland	1.8	406,638
Italy	1.8	401,213
Finland	1.7	400,921
Canada	1.6	373,101
Mexico	1.2	276,488
New Zealand	0.1	29,637
Total	100%	$23,067,093

See notes to financial statements

Dividend Income Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value (identified cost, $22,451,728)	$23,067,093
Cash	357,369
Receivable for investments sold	685,830
Dividends and interest receivable	96,231
Tax reclaim receivable	6,638
Total assets	$24,213,161
Liabilities
Payable for investments purchased	$807,982
Payable to affiliate for investment adviser fee	11,077
Payable to affiliate for Trustees' fees	1,016
Other accrued expenses	21,455
Total liabilities	$841,530
Net Assets applicable to investors' interest in Portfolio	$23,371,631
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$22,898,688
Net unrealized appreciation (computed on the basis of identified cost)	472,943
Total	$23,371,631

Statement of Operations

For the Period Ended
April 30, 2006(1)

Investment Income
Dividends (net of foreign taxes, $13,786)	$559,128
Interest	12,955
Total investment income	$572,083
Expenses
Investment adviser fee	$11,947
Trustees' fees and expenses	333
Custodian fee	8,828
Legal and accounting services	742
Miscellaneous	1,058
Total expenses	$22,908
Net investment income	$549,175
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(335,154)
Foreign currency transactions	(5,852)
Net realized loss	$(341,006)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$468,116
Foreign currency	4,827
Net change in unrealized appreciation (depreciation)	$472,943
Net realized and unrealized gain	$131,937
Net increase in net assets from operations	$681,112

(1)  For the period from the start of business, March 24, 2006, to April 30, 2006.

See notes to financial statements

Dividend Income Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended April 30, 2006 (Unaudited)(1)
From operations — Net investment income	$549,175
Net realized loss from investment transactions and foreign currency transactions	(341,006)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	472,943
Net increase in net assets from operations	$681,112
Capital transactions — Assets contributed by Eaton Vance Dividend Income Fund	$5,112,681
Contributions	17,744,831
Withdrawals	(267,003)
Net increase in net assets from capital transactions	$22,590,509
Net increase in net assets	$23,271,621
Net Assets
At beginning of period	$100,010
At end of period	$23,371,631

(1)  For the period from the start of business, March 24, 2006, to April 30, 2006.

See notes to financial statements

Dividend Income Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Period Ended April 30, 2006 (Unaudited)(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	1.21	%(2)
Net investment income	31.44	%(2)
Portfolio Turnover	24%
Total Return(3)	2.90%
Net assets, end of period (000's omitted)	$23,372

(1)  For the period from the start of business, March 24, 2006, to April 30, 2006.

(2)  Annualized.

(3)  Total return is not computed on an annualized basis.

See notes to financial statements

Dividend Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Dividend Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2006 seeks to achieve total return by investing primarily in a diversified portfolio of equity securities that pay dividends. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2006, the Eaton Vance Dividend Income Fund held a 41.6% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the accrual basis.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

Dividend Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Put Options — Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily.When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

I  Securities Sold Short — The Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of the sale a right to obtain securities in kind and amount to the securities sold short provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Portfolio may sell short securities representing an index or basket of securities whose constituents the Portfolio holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Portfolio. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Portfolio expects normally to close its covered short sales by delivering newly acquired stocks. Exposure to loss on an index or basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Portfolio. Such losses may be substantial.

Dividend Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

L  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 0.65% annually of the average daily net assets of the Portfolio up to $500 Million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, March 24, 2006, to April 30, 2006, the advisory fee amounted to $11,947. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from March 24, 2006 (start of business) to April 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investments Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $21,096,004 and $3,389,838 respectively, for the period from the start of business, March 24, 2006, to April 30, 2006.

4  Transfer of Assets

Investment operations began on March 24, 2006 with a transfer of investment assets, and related accounts, by Eaton Vance Dividend Income Fund of $5,112,681, in exchange for an interest in the Portfolio, including net unrealized appreciation of $147,048. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments owned at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$22,451,728
Gross unrealized appreciation	$738,062
Gross unrealized depreciation	(122,697)
Net unrealized appreciation	$615,365

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may

Dividend Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2006.

8  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the period from the start of business, March 24, 2006, to April 30, 2006.

Eaton Vance Dividend Income Fund

INVESTMENT MANAGEMENT

Eaton Vance Dividend Income Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry, Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Scott Ralph F. Verni

Dividend Income Portfolio

Officers
Duncan W. Richardson
President
Aamer Khan
Vice President and Co-Portfolio Manager
Judith A. Saryan
Vice President and Co-Portfolio Manager
Michelle A. Green
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Scott Ralph F. Verni

Investment Adviser of Dividend Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Dividend Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Dividend Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-836-2414.

2634-6/06  DIVISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

EATON VANCE FUNDS
PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I. Identification of Candidates. When a vacancy on the Board of a Fund exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Funds, counsel and other advisors to the Trustees, and shareholders of a Fund who submit recommendations in accordance with these procedures. In no event shall the Governance Committee consider as a candidate to fill any such vacancy an individual recommended by management of the Funds, unless the Governance Committee has invited management to make such a recommendation.

II Shareholder Candidates. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.Evaluation of Candidates. In evaluating a candidate for a position on the Board of a Fund, including any candidate recommended by shareholders of the Fund, the Governance Committee shall consider the following:  (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background, (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the candidate and the Fund; and (viii) such other factors as the Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)                         Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)              Treasurer’s Section 302 certification.

(a)(2)(ii)           President’s Section 302 certification.

(b)                     Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Income Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson President

June 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michelle A. Green
Michelle A. Green Treasurer

June 16, 2006

By:	/s/ Duncan W. Richardson
Duncan W. Richardson President

June 16, 2006